Performance Management - ERShares Private-Public Crossover ETF	May 15, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	2.Effective May 15, 2026, in the section entitled “Performance” beginning on page 6 of the Prospectus, please delete the first paragraph in its entirety and replace it with the following:
Performance Narrative [Text Block]

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. The Fund changed its principal investment strategies on April 1, 2021 and on August 29, 2024. Performance prior to each such date reflects the Fund’s prior principal investment strategies in effect during such preceding periods.

Performance Information Illustrates Variability of Returns [Text]	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.